Pension Plans (Tables)	12 Months Ended
Mar. 31, 2021
Funded Status of Defined Benefit Pension Plans
The funded status of the defined benefit pension plans, which consists of Japanese plans and overseas plans, as of March 31, 2020 and 2021 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2020	2021	2020	2021
Change in benefit obligation:
Benefit obligation at beginning of year	¥110,661	¥110,467	¥107,812	¥103,616
Service cost	5,879	5,831	3,566	3,288
Interest cost	585	698	1,634	1,711
Actuarial loss (income)	(3,935)	(1,550)	(2,465)	12,550
Plan participant’s contributions	0	0	392	0
Benefits paid	(4,111)	(4,379)	(1,788)	(2,013)
Business combinations	1,399	3,087	0	0
Divestitures	—	0	(237)	0
Plan amendments	(11)	402	(1,126)	121
Foreign currency exchange rate change	0	0	(4,172)	9,300

Benefit obligation at end of year	110,467	114,556	103,616	128,573

Change in plan assets:
Fair value of plan assets at beginning of year	123,628	122,780	96,837	96,994
Actual return on plan assets	(2,790)	11,301	3,114	13,913
Employer contribution	3,821	3,876	2,333	2,027
Plan participant’s contributions	0	0	392	0
Benefits paid	(3,429)	(3,565)	(1,683)	(1,835)
Business combinations	1,550	0	0	0
Divestitures	0	0	(187)	0
Foreign currency exchange rate change	0	0	(3,812)	8,759

Fair value of plan assets at end of year	122,780	134,392	96,994	119,858

The funded status of the plans	¥12,313	¥19,836	¥(6,622)	¥(8,715)

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	¥24,521	¥34,940	¥11	¥28
Accrued benefit liability included in other liabilities	(12,208)	(15,104)	(6,633)	(8,743)

Net amount recognize d	¥12,313	¥19,836	¥(6,622)	¥(8,715)

Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax
Amount recognized in accumulated other comprehensive income (loss), pre-tax,
at March 31, 2020 and 2021 consisted of:

	Millions of yen
	Japanese plans		Overseas plans
	2020	2021	2020	2021
Net prior service credit	¥545	¥(35)	¥1,446	¥1,277
Net actuarial loss	(28,863)	(17,119)	(12,293)	(15,344)
Net transition obligation	0	0	0	1

Total recognized in accumulated other comprehensive loss, pre-tax	¥(28,318)	¥(17,154)	¥(10,847)	¥(14,066)

Summary Of Accumulated Benefit Obligations And Fair Value Of Plan Assets For Pension Plans
The accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2020 and 2021 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2020	2021	2020	2021
Accumulated benefit obligations	¥20,095	¥14,396	¥6,498	¥115,518
Fair value of plan assets	8,129	0	5,355	113,748

Summary Of Projected Benefit Obligations And Fair Value Of Plan Assets For Pension Plans With Projected Defined Benefit Obligation In Excess Of Plan Assets
The projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets at March 31, 2020 and 2021 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2020	2021	2020	2021
Projected benefit obligations	¥20,337	¥15,104	¥103,283	¥123,155
Fair value of plan assets	8,129	0	96,954	114,412

Net Pension Cost of Defined Benefit Plans
Net pension cost of the plans for fiscal 2019, 2020 and 2021 consists of the following:

	Millions of yen
	2019	2020	2021
Japanese plans:
Service cost	¥5,526	¥5,879	¥5,831
Interest cost	721	585	698
Expected return on plan assets	(2,723)	(2,806)	(2,427)
Amortization of prior service credit	(897)	(820)	(178)
Amortization of net actuarial loss	844	1,156	1,320
Amortization of transition obligation	—	0	0

Net periodic pension cost	¥3,471	¥3,994	¥5,244

Overseas plans:
Service cost	¥3,186	¥3,566	¥3,288
Interest cost	2,002	1,634	1,711
Expected return on plan assets	(4,407)	(4,262)	(3,618)
Amortization of prior service credit	(174)	(208)	(269)
Amortization of net actuarial loss	75	739	313
Amortization of transition obligation	7	1	1

Net periodic pension cost	¥689	¥1,470	¥1,426

Note:	The components of net periodic pension cost other than the service cost component are included in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2019, 2020 and 2021 are summarized as follows:

	Millions of yen
	2019	2020	2021
Japanese plans:
Current year actuarial gain (loss)	¥(5,078)	¥(1,629)	¥10,424
Amortization of net actuarial loss	844	1,156	1,320
Prior service credit due to amendments	20	0	(402)
Amortization of prior service credit	(897)	(820)	(178)
Amortization of transition obligation	—	0	0

Total recognized in other comprehensive income (loss), pre-tax	¥(5,111)	¥(1,293)	¥11,164

Overseas plans:
Current year actuarial gain (loss)	¥(5,553)	¥1,117	¥(2,308)
Amortization of net actuarial loss	75	739	313
Prior service credit due to amendments	50	1,097	(10)
Amortization of prior service credit	(174)	(208)	(269)
Amortization of transition obligation	7	1	1
Foreign currency exchange rate change	496	524	(946)

Total recognized in other comprehensive income (loss), pre-tax	¥(5,099)	¥3,270	¥(3,219)

Significant Assumptions of Japan and Overseas Pension Plans Used to Determine Plan Amounts
Significant assumptions of Japanese pension plans and overseas pension plans used to determine these amounts are as follows:

Japanese plans	2019	2020	2021
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	0.5%	0.6%	0.7%
Rate of increase in compensation levels	4.4%	4.0%	4.0%
Interest crediting rate for cash balance plans	1.5%	1.5%	1.5%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	0.7%	0.5%	0.6%
Rate of increase in compensation levels	4.6%	4.4%	4.0%
Expected long-term rate of return on plan assets	2.2%	2.2%	2.0%
Interest crediting rate for cash balance plans	1.5%	1.5%	1.5%

Overseas plans	2019	2020	2021
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.7%	1.7%	1.0%
Rate of increase in compensation levels	2.4%	2.2%	2.2%
Interest crediting rate for cash balance plans	—	—	—
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	2.0%	1.7%	1.7%
Rate of increase in compensation levels	2.4%	2.4%	2.2%
Expected long-term rate of return on plan assets	4.7%	3.7%	3.3%
Interest crediting rate for cash balance plans	—	—	—

Benefits Expected to be Paid
At March 31, 2021, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

	Millions of yen
Years ending March 31,	Japanese plans	Overseas plans
2022	¥3,436	¥1,670
2023	3,237	1,754
2024	3,486	1,801
2025	3,705	1,841
2026	3,875	1,891
2027-2031	21,927	11,572

Total	¥39,666	¥20,529

Japan
Fair Value of Pension Plan Assets by Asset Category
The fair value of Japanese pension plan assets at March 31, 2020 and 2021, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurements.”

	Millions of yen
	March 31, 2020
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥14,434	¥0	¥0	¥0
Other than Japan
Pooled funds*2	15,207	0	0	0
Debt securities:
Japan
Pooled funds*3	26,133	0	0	0
Other than Japan
Pooled funds*4	33,930	0	0	0
Other assets:
Life insurance company general accounts*5	28,591	0	28,591	0
Others*6	4,485	0	4,485	0

	¥122,780	¥0	¥33,076	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥17 million at March 31, 2020.
*2	These funds invest in listed shares.
*3
These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥1,192 million at March 31, 2020.

*4	These funds invest entirely in foreign government bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.
At March 31, 2020, our policy for the portfolio of plans consists of three major components: approximately 20% is invested in equity securities, approximately 50% is invested in debt securities and approximately 30% is invested in other assets, primarily consisting of investments in life insurance company general accounts.

Level 2 assets are comprised principally of investments in life insurance company general accounts. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at the net asset value per share at the measurement date and they have not been classified in the fair value hierarchy.

	Millions of yen
	March 31, 2021
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥17,823	¥0	¥0	¥0
Other than Japan
Pooled funds*2	22,231	0	0	0
Debt securities:
Japan
Pooled funds*3	24,127	0	0	0
Other than Japan
Pooled funds*4	36,386	0	0	0
Other assets:
Life insurance company general accounts*5	28,977	0	28,977	0
Others*6	4,848	0	4,848	0

	¥134,392	¥0	¥33,825	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥22 million at March 31, 2021.
*2	These funds invest in listed shares.
*3
These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥51 million at March 31, 2021.

*4	These funds invest approximately 90% in foreign government bonds and approximately 10% in foreign corporate bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

Overseas plans
Fair Value of Pension Plan Assets by Asset Category
The fair value of overseas pension plan assets at March 31, 2020 and 2021, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurements.”

	Millions of yen
	March 31, 2020
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥36,848	¥36,848	¥0	¥0
Pooled funds*1	311	0	0	0
Debt securities:
Other than Japan
Government bonds	50,622	50,622	0	0
Municipal bonds	4,849	0	4,849	0
Other assets:
Life insurance company general accounts*2	355	0	355	0
Others*3	4,009	0	4,009	0

	¥96,994	¥87,470	¥9,213	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.
At March 31, 2020, our policy for the portfolio of plans consists of three major components: approximately 40% is invested in equity securities and approximately 50% is invested in debt securities and approximately 10% is invested in other assets, primarily consisting of investments in life insurance company general accounts.

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets. Level 1 assets are comprised principally of equity securities and debt securities, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of debt securities and investments in life insurance company general accounts. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at the net asset value per share at the measurement date and they have not been classified in the fair value hierarchy
.

	Millions of yen
	March 31, 2021
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥58,483	¥58,483	¥0	¥0
Pooled funds*1	617	0	0	0
Debt securities:
Other than Japan
Government bonds	52,245	52,245	0	0
Municipal bonds	4,589	0	4,589	0
Other assets:
Life insurance company general accounts*2	325	0	325	0
Others*3	3,599	0	3,599	0

	¥119,858	¥110,728	¥8,513	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.